Separate Accounts - Schedule of Fair Value of Assets by Major Investment Asset Category (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account assets	$ 89,514	$ 87,255
Fixed maturities
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account assets	28,283	27,485
Equity securities (including mutual funds)
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account assets	55,678	53,832
Cash and cash equivalents
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account assets	2,521	1,722
Short-term investments
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account assets	1,001	2,184
Investment receivables, net
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account assets	1,814	1,751
Other invested assets
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account assets	$ 217	$ 281